UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                                125 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                125 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-225-6704

                   Date of fiscal year end: September 30

                   Date of reporting period: June 30, 2014

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

Schedule of Investments (a)
June 30, 2014 (unaudited)

Asset Backed Security - 1.27%                                                                         Value
Name of Issuer                                                                   Principal          (Note B)
------------------------------------------------------------------------------------------------------------
Airline Lease - 1.27%
------------------------------------------------------------------------------------------------------------
     Aircarft Fin Trust, FRN 0.635%, 5/15/24                                    $ 22,627,074    $ 8,824,559

     Total Asset Backed Security -  (cost - $9,842,777)                                         $ 8,824,559
                                                                                             ---------------


Convertible Bonds - 2.03%                                                                             Value
Name of Issuer                                                                   Principal          (Note B)
------------------------------------------------------------------------------------------------------------
Food Processing - 2.03%
------------------------------------------------------------------------------------------------------------
     Chiquita Brands International, 4.25%, 8/15/16                              $ 14,004,000   $ 14,077,801

     Total Convertible Bonds -  (cost -$12,423,627)                                            $ 14,077,801
                                                                                             ---------------


Corporate Bonds, Notes & Preferred Securities - 90.39%                                                Value
Name of Issuer                                                                   Principal          (Note B)
------------------------------------------------------------------------------------------------------------
Airlines - 2.83%
------------------------------------------------------------------------------------------------------------
     American Airlines, Inc., 7.5%, 3/15/16 (d)                                   18,900,000     19,632,375



Automobile & Truck - 0.18%
------------------------------------------------------------------------------------------------------------
     Delphi Corp., 6.55%, 6/15/06 (b) (c)                                         36,950,000      1,237,825

Building Products - 1.70%
------------------------------------------------------------------------------------------------------------
     Builders Firstsource, Inc., 7.625%, 6/01/21 (d)                              11,000,000     11,770,000

Chemicals - 5.12%
------------------------------------------------------------------------------------------------------------
     Cornerstone Chemical Co., 9.375%, 3/15/18 (d)                                12,750,000     13,483,125
     Polyone Corp., 7.375%, 9/15/20                                               10,500,000     11,405,625
     Reichhold Industries, Inc., PIK, 9%, 5/08/17 (d)                             15,771,204     10,566,707
                                                                                             ---------------
                                                                                                 35,455,457

Coal - 3.68%
------------------------------------------------------------------------------------------------------------
     Westmoreland Coal Co., 10.75%, 2/01/18                                       19,750,000     21,206,563
     Westmoreland Coal Co., 10.75%, 2/01/18 (d)                                    4,000,000      4,295,000
                                                                                             ---------------
                                                                                                 25,501,563

Construction & Farming - 1.91%
------------------------------------------------------------------------------------------------------------
     Southern States Co-op, Inc., 10%, 8/15/21 (d)                                13,000,000     13,195,000


Drug Stores - 0.08%
------------------------------------------------------------------------------------------------------------
     Rite Aid Corp., 10.25%, 10/15/19                                                500,000        537,500


Electrical Utility - 2.63%
------------------------------------------------------------------------------------------------------------
     Homer City Funding LLC, 8.137%, 10/01/19                                     17,041,740     18,192,057

Electrical Components & Equipment - 1.72%
------------------------------------------------------------------------------------------------------------
     Advanced Lighting Technologies, 10.5%, 6/01/19 (d)                           17,000,000     11,900,000

Energy/Natural Resources - 16.50%
------------------------------------------------------------------------------------------------------------
     Clayton Williams Energy, 7.75%, 4/01/19                                      28,000,000     29,680,000
     Comstock Resources, Inc., 7.75%, 4/01/19                                     10,000,000     10,650,000
     Forest Oil Corporation, 7.25%, 6/15/19                                       29,500,000     29,205,000
     RAAM Global Energy Co., 12.5%, 10/01/15                                      18,000,000     17,280,000
     Swift Energy Co., 7.125%, 6/01/17                                            19,800,000     19,998,000
     W & T Offshore, Inc., 8.5%, 6/15/19                                           7,000,000      7,560,000
                                                                                             ---------------
                                                                                                114,373,000


Financial Services - 10.70%
------------------------------------------------------------------------------------------------------------
     Bank of America Corp. PFD, 8%                                                30,000,000     33,450,000
     Bank of America Corp. PFD, 8.125%                                             3,000,000      3,375,000
     Wells Fargo & Co. PFD, 7.98%                                                 32,818,000     37,330,475
                                                                                             ---------------
                                                                                                 74,155,475


Financial Services Misc. - 1.06%
------------------------------------------------------------------------------------------------------------
     Rialto Holdings LLC, 7%, 12/01/18 (d)                                         7,000,000      7,350,000



Food Processing - 6.61%
------------------------------------------------------------------------------------------------------------
     Mrs. Fields Brands, PIK, 10%, 10/24/14 (e)                                    1,169,878      1,052,890
     Pilgrims Pride Corp., 7.875%, 12/15/18                                       21,478,000     22,740,906
     Simmons Food, Inc., 10.5%, 11/01/17 (d)                                      20,889,000     22,377,341
                                                                                             ---------------
                                                                                                 46,171,137

Gaming - 4.97%
------------------------------------------------------------------------------------------------------------
     Greektown Superholdings, 8.875%, 3/15/19 (d)                                 10,250,000     10,455,000
     Isle Of Capri Casinos, 8.875%, 6/15/20                                        8,000,000      8,580,000
     Isle Of Capri Casinos, 5.875%, 3/15/21                                       10,000,000     10,112,500
     Marina District Finance, 9.875%, 8/15/18                                      5,000,000      5,275,000
                                                                                             ---------------
                                                                                                 34,422,500


Homebuilders - 0.33%
------------------------------------------------------------------------------------------------------------
     Tousa, Inc., 9%, 7/01/10 (b) (c)                                             14,111,000      1,269,990
     Tousa, Inc., 8.25%, 4/1/11 (b) (c)                                           12,250,000      1,041,250
                                                                                             ---------------
                                                                                                  2,311,240


Metals & Mining - 5.87%
------------------------------------------------------------------------------------------------------------
     American Gilsonite Co., 11.5%, 9/01/17 (d)                                   14,650,000     15,822,000
     Horsehead Holding Corp, 10.5%, 6/01/17 (d)                                    2,500,000      2,871,875
     Plains Exploration & Production, 6.50%, 11/15/20                             20,000,000     21,966,250
                                                                                             ---------------
                                                                                                 40,660,125


Office Electronics - 3.58%
------------------------------------------------------------------------------------------------------------
     Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)                    23,065     24,794,875

Oil & Gas Drilling - 1.17%
------------------------------------------------------------------------------------------------------------
     Key Energy Services, Inc., 6.75%, 3/01/21                                       250,000        260,000
     Parker Drilling Co., 7.5%, 8/01/20                                            7,250,000      7,830,000
                                                                                             ---------------
                                                                                                  8,090,000

Packaging & Container - 0.14%
------------------------------------------------------------------------------------------------------------
     Constar, Inc. PFD (b) (e)                                                         9,432
     Constar, Inc., PIK,11%, 12/31/17 (b) (e)                                      8,220,145        928,876
     Jefferson Smurfit Corp., 8.25%, 10/01/12 (b) (c)                             15,250,000          7,625
     Jefferson Smurfit Corp., 7.5%, 6/01/13 (b) (c)                               15,405,000          7,703
     Smurfit-Stone Container, 8%, 3/15/17 (b)                                      8,780,000          4,390
     Stone Container, 8.375%, 7/01/12 (b) (c)                                      8,000,000          4,000
     Stone Container, 7.375%, 7/15/14 (b)                                          5,000,000          2,500
                                                                                             ---------------
                                                                                                    955,094

Paper/Forest Products - 5.38%
------------------------------------------------------------------------------------------------------------
     American Tissue, Inc., 12.5%, 7/15/06 (b) (c) (e)                            14,061,292         24,541
     Cenveo Corp., 8.875%, 2/01/18                                                14,705,000     15,436,868
     Cenveo Corp., 8.5%, 9/15/22 (d)                                              22,000,000     21,835,000
                                                                                             ---------------
                                                                                                 37,296,409


Publishing - 2.78%
------------------------------------------------------------------------------------------------------------
     AMO Escrow Corp., 11.5%, 12/15/17                                            18,193,250     19,284,845


Real Estate - 0.02%
------------------------------------------------------------------------------------------------------------
     Forestar USA Real Estate, 8.5%, 6/1/22 (d)                                      100,000        103,500


Retail General - 2.40%
------------------------------------------------------------------------------------------------------------
     Claire's Stores, Inc., 9%, 3/15/19 (d)                                       12,000,000     12,495,000
     Claire's Stores, Inc., 6.125%, 3/15/20 (d)                                    4,365,000      4,114,013
                                                                                             ---------------
                                                                                                 16,609,013




Systems Software - 1.90%
------------------------------------------------------------------------------------------------------------
     Interface Sec. Systems Holdings, 9.25%, 1/15/18 (d)                           8,500,000      8,733,750
     Interface Master Holding, 12.5%, 8/01/18 (d)                                  4,500,000      4,455,000
                                                                                             ---------------
                                                                                                 13,188,750


Telecom Equipment - 3.95%
------------------------------------------------------------------------------------------------------------
     Nortel Networks LTD, 10.75%, 7/15/16 (b)                                     23,850,000     27,367,875


Transportation - 3.18%
------------------------------------------------------------------------------------------------------------
     Jack Cooper Holdings Corp., 9.25%, 6/01/20 (d)                               20,000,000     22,000,000


     Total Corporate Bonds, Notes, & Preferred Securities - (cost - $655,579,093)              $626,555,615
                                                                                             ---------------



Foreign Bonds - 0.40%                                                                                 Value
Name of issuer                                                                   Principal          (Note B)
------------------------------------------------------------------------------------------------------------
Foreign Bonds
------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                     34,386,574      2,737,171
                                                                                             ---------------
     Total Foreign Bonds -  (cost - $1,423,421)                                                  $2,737,171
                                                                                             ---------------


------------------------------------------------------------------------------------------------------------
Common and Preferred Stock - 14.53%                                              Number of            Value
------------------------------------------------------------------------------------------------------------
Name of issuer                                                                     Shares           (Note B)
------------------------------------------------------------------------------------------------------------

Banks / Money Centers - 5.55%
------------------------------------------------------------------------------------------------------------
     Citigroup, Inc.                                                                 816,930     38,477,403

Diversified Chemicals - 0.69%
------------------------------------------------------------------------------------------------------------
     NL Industries (b                                                                510,200      4,739,758

Food Processing - 2.12%
------------------------------------------------------------------------------------------------------------
     Viskase Cos., Inc. (b)                                                        2,096,128     14,672,896

Gaming - 0.13%
------------------------------------------------------------------------------------------------------------
     Trump Entertainment Resorts (b)                                                 910,628        910,628

Grocery Stores - 3.66%
------------------------------------------------------------------------------------------------------------
     Core-Mark Holding Co., Inc.                                                     555,204     25,333,959


Marketing / Sales - 1.19%
------------------------------------------------------------------------------------------------------------
     Harry and David (b)                                                              59,819      8,225,113

Metals & Mining - 0.00%
------------------------------------------------------------------------------------------------------------
     Ormet Corp. (b)                                                                 372,638          7,453


Manufacturing - 0.77%
------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (b) (e)                                                              6,405      3,172,142
     Amtrol, Inc. PFD (b) (e)                                                          1,068      2,200,155
                                                                                             ---------------
                                                                                                  5,372,297


Packaging & Container - 0.00%
------------------------------------------------------------------------------------------------------------
     Constar, Inc. (b) (e)                                                            93,512
     Rock-Tenn Co.                                                                        78          8,236
                                                                                             ---------------
                                                                                                      8,236

Retail Food Chain - 0.41%
------------------------------------------------------------------------------------------------------------
     Romacorp, Inc. (b) (e) (f)                                                       82,220      2,877,700

Transportation - 0.01%
------------------------------------------------------------------------------------------------------------
     Groupe Eurotunnel SA                                                              5,424         73,332
     Groupe Eurotunnel SA                                                              1,925         26,026
     International Airline Support Group (b)                                         219,540            659
                                                                                             ---------------
                                                                                                    100,017



                                                                                             ---------------
     Total Common Stocks -  (cost - $112,679,070)                                              $100,725,460
                                                                                             ---------------




     Total Investments -  108.62% (cost - $791,947,988)                                         752,920,606
                                                                                             ---------------

     Net Other Assets and Liabilities - (8.62%)                                                 (59,738,437)
                                                                                             ---------------

     Net Assets - 100%                                                                        $ 693,182,169
                                                                                             ===============


(a)  Portions of portfolio are pledged to collateralize short term borrowings.
(b)  Non-income producing security.
(c)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $242,249,561  34.95% of total net assets.
(e)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     June 30, 2014 is $2,877,700 which represents 0.42% of total net assets.  Additional information on each holding is as follows:
     Security                                               Acquisition Date                 Acquisition Cost
     Romacorp, Inc.                                       11/15/06                              $ 4,118,756





     PIK  Payment in Kind
     FRN  Floating Rate Note
     PFD  Preferred Security








Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarizes the Trust's investments as of June 30, 2014, based on the inputs used to value them.

                                     Level 1                 Level 2                  Level 3                       Total as of
                                                                                                                     6/30/2014
Corporate Bonds, Notes and
Preferred Securities                           $0            $624,549,308              $2,006,307                   $626,555,615
Common and Preferred Stock            $91,465,477              $1,009,986              $8,249,997                   $100,725,460
Foreign Bonds                                  $0              $2,737,171                      $0                     $2,737,171
Convertible                                    $0             $14,077,801                      $0                    $14,077,801
Asset Backed Security                          $0              $8,824,559                      $0                     $8,824,559
                                      -----------            ------------             -----------                   ------------
                                      $91,465,477            $651,198,825             $10,256,304                   $752,920,606
                                      ===========            ============             ===========                   ============



Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment's valuation. The Trust recognizes transfers between the levels at the end of each period. As of June 30, 2014, there have been no transfers among levels.

At June 30, 2014, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:


                                                Corporate Bonds,
                                                Note and                        Common and
                                                Preferred Securities            PFD Stock               Totals


Beginning Balance @ 9/30/13                     $ 5,358,360                     $ 6,382,966            $11,741,326


Purchases                                         $ 136,837                             $ -              $ 136,837

Sales                                          $ (1,500,000)                      $ (17,767)          $ (1,517,767)

Realized Gain(Loss)                                     $ -                      $ (947,427)          $   (947,427)

Net Change in Unrealized
Appreciation/(Deprecitation)                    $ (1,988,890)                   $ 2,832,225              $ 843,335


Ending Balance @ 06/30/14                        $ 2,006,307                    $ 8,249,997           $ 10,256,304


                        Change in Unrealized
                        Gain / (Loss) for Positions Still
                        Held at June 30, 2014

Corporate Bonds                 $ (1,988,890)
Common Stocks                    $ 1,878,135
Preferred Stock

                        ---------------------
Totals                            $ (110,754)
                        =====================







                                                                                                                Increase to
                                                                                                                Valuation
                                                                        Significant                             from an
                                            Valuation                   Unobservable                            Increase in
Investment Type             Fair Value      Technique                   Inputs                  Range           Input (1)

Fixed Income
  Packaging & Container       $928,876     Market Approach (3)          Recovery Rate      not applicable       Increase



  Food Processing           $1,052,890     Market Approach (3)          Discount to Yield       10%             Increase

  Paper/Forest Products        $24,541     Market Approach (3)          Recovery Rate      not applicable       Increase


Equity

  Misc. Manufacturing       $5,372,297     Market Comparables (2)       EBITDA Multiple     6.3x - 15.7x       Increase

                                                                        Private Company
                                                                        Discount                50%             Decrease

  Retail Food Chains        $2,877,700     Recent Transaction           not applicable       not applicable     Increase
                                           Price (4)


                           -----------
                           $10,256,304
                           ===========


(1) This column represents the directional change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2) Earnings multiples are based on comparable companies and transactions of comparable companies.

(3) A market approach using the value of the underlying assets of a company.

(4) Certain securities are valued based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2014


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2014


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 28, 2014


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 28, 2014




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 28, 2014               /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 28, 2014               /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)